Commitments And Contingencies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended						9 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013	Dec. 04, 2012 CN	Sep. 30, 2012	Sep. 30, 2013 Ohio [Member]	Sep. 30, 2013 Short Term Loans [Member]	Dec. 31, 2012 Short Term Loans [Member]	Sep. 30, 2013 Secured Auto Equity Loans [Member]	Dec. 31, 2012 Secured Auto Equity Loans [Member]	Dec. 31, 2012 Minimum [Member]	Sep. 30, 2013 Minimum [Member] E Commerce [Member]	Dec. 31, 2012 Maximum [Member]	Sep. 30, 2013 Maximum [Member] E Commerce [Member]	Dec. 31, 2012 Guarantees [Member]	Dec. 31, 2011 Guarantees [Member]
Loss Contingencies [Line Items]
Lease term (in years)												1 year		23 years
Rent expense	$ 55.4	$ 52.2	$ 46.6
Guaranteed Loans Term								90 days	90 days	42 months	42 months
Active consumer loans owned by third-party lenders	64.7	59.4		50.1		55.3
Estimated fair value of the liability related to guarantees																3.5	3.1
Number Of Customers Reimbursed					14,000
Ohio Reimbursements Expense	13.4						13.4
Litigation Settlement Amount													$ 18.0		$ 36.0